Significant Accounting Policies (Details 2) - Services - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Services
Aggregate deferred revenue	$ 6,039	$ 6,352
Unbilled services accounts receivable included in notes and accounts receivable trade	$ 1,630	$ 1,833
Unbilled services accounts receivable, length of time expected to be billed	4 months
Minimum
Services
Services contract terms range	1 year
Maximum
Services
Services contract terms range	10 years